Commitments (Narrative) (Details) - 12 months ended Dec. 31, 2016	USD ($) yr	CAD yr
Commitments 1	17,000	17,000
Commitments 2	6,420	6,420
Commitments 3 | yr	10	10
Commitments 4	6	6
Commitments 5 | CAD		CAD 110,000
Commitments 6	$ 82,000
Commitments 7 | CAD		CAD 0.25
Commitments 8	0.19
Commitments 9	$ 824,000